Angel Oak Funds Trust

3344 Peachtree Road NE, Suite 1725 | Atlanta, Georgia 30326

June 3, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
Angel Oak Core Impact Fund
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Angel Oak Core Impact Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 37 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 28, 2021, and became effective on May 31, 2021.

Please direct any inquiries regarding this filing to me at (414) 336-9563. Thank you for your assistance with respect to this matter.

Sincerely,
/s/ Alia Vasquez
Alia Vasquez
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust